RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Hemen (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	Mar. 31, 2017	Feb. 29, 2016	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Seller's Credit [Member]
Related Party Transaction [Line Items]
Long-term debt			$ 22,500,000		$ 22,500,000		$ 0
Seller's Credit [Member] | Hemen Holdings Ltd [Domain]
Related Party Transaction [Line Items]
Long-term debt			$ 22,500,000		$ 22,500,000		0
Convertible Debt
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 88.15		$ 88.15
Long-term debt			$ 182,286,000		$ 182,286,000		$ 177,300,000
Convertible Debt | Hemen Holdings Ltd [Domain]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 93,600,000		$ 93,600,000
Convertible Debt
Related Party Transaction [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					2,268,860	2,268,860
Convertible Debt | Hemen Holdings Ltd [Domain]
Related Party Transaction [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					1,061,826
Common Stock
Related Party Transaction [Line Items]
Shares issued (in shares)					23,557,800	71,430,612
Common Stock | Private Placement [Member]
Related Party Transaction [Line Items]
Shares issued (in shares)		8,607,800	17,800,000
Common Stock | Private Placement [Member] | Hemen Holdings Ltd [Domain]
Related Party Transaction [Line Items]
Shares issued (in shares)		3,300,000
Number of vessels acquired | Hemen Holdings Ltd [Domain]
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired	$ 2		$ 2		$ 2
London Interbank Offered Rate (LIBOR) [Member] | Seller's Credit [Member] | Hemen Holdings Ltd [Domain]
Related Party Transaction [Line Items]
Variable interest rate				3.00%